TAX EXPENSE - Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax [Abstract]
Profit before tax	£ 6,902	£ 1,226	£ 4,393
UK corporation tax thereon	(1,311)	(233)	(835)
Impact of surcharge on banking profits	(439)	(107)	(364)
Non-deductible costs: conduct charges	(185)	(24)	(370)
Non-deductible costs: bank levy	(22)	(38)	(43)
Other non-deductible costs	(83)	(74)	(121)
Non-taxable income	40	59	40
Tax relief on coupons on other equity instruments	81	86	89
Tax-exempt gains on disposals	140	81	102
Tax losses where no deferred tax recognised	(1)	(58)	18
Remeasurement of deferred tax due to rate changes	954	350	(6)
Differences in overseas tax rates	(19)	15	(14)
Policyholder tax	(63)	(46)	(67)
Policyholder deferred tax asset in respect of life assurance expenses	(69)	49	(53)
Adjustments in respect of prior years	(40)	104	237
Tax effect of share of results of joint ventures	0	(3)	0
Tax (expense) credit	£ (1,017)	£ 161	£ (1,387)